RECLAMATION AND CLOSURE COST OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reclamation and closure cost obligations [Abstract]
Detailed information about reclamation and closure cost obligations [Text Block]
Changes to the reclamation and closure cost obligations are as follows:

(in millions of U.S. dollars)	Rainy River	New Afton	Mesquite	Peak Mines	Cerro San Pedro	Blackwater	Total
CHANGES TO RECLAMATION AND CLOSURE COST OBLIGATIONS
Balance – December 31, 2016	20.0	7.6	13.6	13.7	18.1	8.9	81.9
Reclamation expenditures	-	(0.2)	-	(0.1)	(1.0)	(0.1)	(1.4)
Unwinding of discount	0.4	0.2	0.3	0.4	0.2	0.2	1.7
Revisions to expected cash flows	41.4	3.2	6.6	3.1	1.2	(0.3)	55.2
Foreign exchange movement	1.6	0.8	-	1.1	0.7	0.7	4.9
Less: amounts reclassified as held for sale	-	-	-	(18.2)	-	-	(18.2)
Balance – December 31, 2017	63.4	11.6	20.5	-	19.2	9.4	124.1
Less: current portion of closure costs (Note 5)	-	-	(0.2)	-	(2.4)	-	(2.6)
Non-current portion of closure costs	63.4	11.6	20.3	-	16.8	9.4	121.5
Balance – December 31, 2017	63.4	11.6	20.5	-	19.2	9.4	124.1
Reclamation expenditures	(0.3)	-	-	-	(0.9)	-	(1.2)
Unwinding of discount	1.5	0.2	0.4	-	0.1	0.2	2.4
Revisions to expected cash flows	(6.1)	(0.3)	(0.9)	-	1.5	(0.5)	(6.3)
Foreign exchange movement	(4.9)	(0.8)	-	-	0.1	(0.8)	(6.4)
Less: amounts reclassified as held for sale and sold	-	-	(20.0)	-	-	-	(20.0)
Balance – December 31, 2018	53.6	10.7	-	-	20.0	8.3	92.6
Less: current portion of closure costs (Note 5)	-	-		-	(6.5)	-	(6.5)
Non-current portion of closure costs	53.6	10.7	-	-	13.5	8.3	86.1